Intangible assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Cost	$ 13,799	$ 13,672
Amortization	(8,102)	(7,126)
Net book value	5,697	6,546
Land use rights
Intangible assets, net
Cost	4,697	4,777
Amortization	(1,629)	(1,498)
Net book value	3,068	3,279
Audio - visual license
Intangible assets, net
Cost	5,537	5,631
Amortization	(3,484)	(2,884)
Net book value	2,053	2,747
Acquired computer software
Intangible assets, net
Cost	3,565	3,264
Amortization	(2,989)	(2,744)
Net book value	$ 576	$ 520